Shareholder Report, Average Annual Return (Details) 190493_GuidePath Multi-Asset Income Allocation Fund_RS Class_TSR Annual {RS Shares}	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
RS Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Multi-Asset Income Allocation Fund RS Shares
Average Annual Return, Percent	0.48%
Morningstar Multi-Asset High Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Multi-Asset High Income Index
Average Annual Return, Percent	0.15%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(0.11%)
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent	(1.89%)